Fair Value Measurements - Fair Value Measurements within the Fair Value Hierarchy of Derivative Liabilities Using Level 3 Inputs (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2023	$ (37)
Fair value of derivative liability at issuance		$ (14)
Change in fair value of derivative liabilities	(153)	(23)
Balance at March 31, 2024	$ (190)	$ (37)